LORD ABBETT DEVELOPING GROWTH FUND, INC.

90 Hudson Street

Jersey City, NJ 07302

October 1, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Lord Abbett Developing Growth Fund, Inc. (the “Fund”)
1933 Act File No. 002-62797
1940 Act File No. 811-02871

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the Securities and Exchange Commission is Post-Effective Amendment No. 44 to the Fund’s Registration Statement on Form N-1A (the “Amendment”).

The Fund is filing the Amendment to comply with amendments to Form N-1A promulgated under SEC Release IC- 28584A. It is proposed that this filing become effective on December 1, 2009 pursuant to Rule 485(a)(2).

Prior to the proposed December 1, 2009 effective date, the Fund intends to file another post-effective amendment that will update certain financial and other information contained in the Amendment.

Any communication relating to this filing should be directed to the undersigned at (201) 827-2225.

Sincerely,

/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary